CONCENTRATIONS OF RISK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUES AND OUTSTANDING RECEIVABLE AND COST OF SALES AND OUTSTANDING PAYABLE

For the three and nine months period ended September 30, 2025 and 2024, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at year-end dates, are presented as follows:

	Three Months Ended September 30, 2025		September 30, 2025
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$212,210	15.37%	$97,371
Customer B	$424,123	30.73%	$—

	Nine Months Ended September 30, 2025		September 30, 2025
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$1,284,480	23.98%	$97,371
Customer B	$939,844	17.55%	$—

	Three Months Ended September 30, 2024		September 30, 2024
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$809,603	48.31%	$277,436

	Nine Months Ended September 30, 2024		September 30, 2024
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$2,679,083	51.19%	$277,436

(b) Major vendors

For the three and nine months period ended September 30, 2025 and 2024, the vendors who accounts for 10% or more of the Company’s cost of sales and its outstanding payable balance as at year-end date, are presented as follows:

	Three Months ended September 30, 2025		September 30, 2025
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$29,697	6.02%	$3,674
Vendor B	$76,847	15.59%	$19,333

	Nine Months ended September 30, 2025		September 30, 2025
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$287,366	11.10%	$3,674
Vendor B	$278,464	10.75%	$19,333

	Three Months ended September 30, 2024		September 30, 2024
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$281,220	21.46%	$108,947

	Nine Months ended September 30, 2024		September 30, 2024
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$802,420	20.52%	$108,947

For the years ended December 31, 2024 and 2023, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at year-end dates, are presented as follows:

	Year ended December 31, 2024		December 31, 2024
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$3,506,052	49.34%	$253,373

	Year ended December 31, 2023		December 31, 2023
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$3,936,733	48.18%	$340,424

(b) Major vendors

For the years ended December 31, 2024 and 2023, the vendors who accounts for 10% or more of the Company’s cost of sales and its outstanding payable balance as at year-end date, are presented as follows:

	Year ended December 31, 2024		December 31, 2024
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$1,018,846	19.43%	$85,745

	Year ended December 31, 2023		December 31, 2023
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$1,027,237	18.02%	$111,447